Debt (Schedule Of Maturities Of Debt And Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt [Abstract]
2015	$ 3,594,895
2016	3,937,822
2017	4,502,795
2018	3,547,336
2019	4,553,522
Thereafter	8,979,164
Total outstanding indebtedness, excluding fair value adjustments	$ 29,115,534